Note 8 - Goodwill and Other Intangible Assets (Details) - Carrying Amount of Goodwill In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2014 ATM Operation Business [Member] USD ($)	Mar. 31, 2014 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)
Goodwill [Line Items]
Goodwill, gross	¥ 6,090,233	$ 59,140	¥ 6,090,233	$ 59,140	¥ 5,908,615	¥ 5,854,682	$ 56,853	¥ 5,854,682	$ 56,853	¥ 5,673,064	$ 2,287	¥ 235,551	$ 2,287	¥ 235,551	¥ 235,551
Accumulated impairment losses	(120,282)	(1,168)	(120,282)	(1,168)	(120,282)	(120,282)	(1,168)	(120,282)	(1,168)	(120,282)
Goodwill, net	5,969,951	57,972	5,969,951	57,972	5,788,333	5,734,400	55,685	5,734,400	55,685	5,552,782	2,287	235,551	2,287	235,551	235,551
Acquisition	¥ 181,618					¥ 181,618